Asset Retirement Obligations - Schedule of Provision for Asset Retirement Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Balance at beginning of period	$ 506,648	$ 457,083	$ 525,589
Additions	111,265	3,250	24,395
Accretion	30,868	26,926	27,569
Asset retirement costs	(6,724)	(5,961)	(4,889)
Disposals	0	(17,300)	(16,779)
Revisions to estimate	6,521	42,650	(98,802)
Balance at end of period	648,578	506,648	457,083
Less: Current asset retirement obligations	6,436	5,402	4,529
Non-current asset retirement obligations	642,142	501,246	452,554
Increase (decrease) in liability	6,521	42,650	(98,802)
Increase (decrease) attributable to change in discount rate	(88,818)	27,830	(144,656)
Increase (decrease) attributable to change in cost revisions	94,957	16,059	16,497
Increase (decrease) attributable to change in timing	$ 382	$ (1,239)	$ 29,357